Other income and expenses, net (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Research and development tax credit	€ 6,770	€ 9,635
Austria [member]
IfrsStatementLineItems [Line Items]
Research and development tax credit	6,200	9,100
France [member]
IfrsStatementLineItems [Line Items]
Research and development tax credit	€ 600	€ 600